Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

Reverse Share Split

On February 16, 2023, Jayud implemented a 1 for 1.25 reverse share split of its ordinary shares under Cayman Islands law (the “Reverse Share Split”). As a result of the Reverse Share Split, the total of 13,590,400 issued and outstanding Class A ordinary shares prior to the Reverse Share Split was reduced to a total of 10,872,320 issued and outstanding Class A ordinary shares and the total of 6,409,600 issued and outstanding Class B ordinary shares prior to the Reverse Share Split was reduced to a total of 5,127,680 issued and outstanding Class B ordinary shares. The Reverse Share Split maintained existing shareholders’ percentage ownership interests in Jayud. The Reverse Share Split also increased the par value of Jayud’s ordinary shares from $0.0001 to $0.000125 and decreased the number of its authorized shares from 500,000,000 to 400,000,000, which are divided into 384,000,000 Class A ordinary shares and 16,000,000 Class B ordinary shares.

Forward Share Split

On March 16, 2023, the Company implemented a 1 to 1.25 forward share split of its ordinary shares under Cayman Islands Law, or the Forward Share Split. As a result of the Forward Share Split, the total of 10,872,320 issued and outstanding Class A ordinary shares prior to the Forward Share Split was increased back to a total of 13,590,400 issued and outstanding Class A ordinary shares, and the total of 5,127,680 issued and outstanding Class B ordinary shares prior to the Forward Share Split was increased back to a total of 6,409,600 issued and outstanding Class B ordinary shares. The Forward Share Split maintained existing shareholders’ percentage ownership interests in Jayud. The Forward Share Split also reduced the par value of Jayud’s ordinary shares from $0.000125 back to $0.0001, and increased the number of authorized shares from 400,000,000 back to 500,000,000, which are divided into 480,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares.

Completion of initial public offering

In April 2023, the Company completed initial public offering and listed its Class A ordinary shares on the Nasdaq Capital Market under the symbol “JYD.” The Company raised approximately US$4.86 million in net proceeds at US$ 4 per share from the issuance of 1,250,000 new Class A ordinary shares from the initial public offering and 102,223 new Class A ordinary shares from partial exercise of over-allotment option by its underwriter after deducting underwriting discounts, commissions and expenses. Upon the completion of initial public offering, the Company has 21,352,223 ordinary shares outstanding as comprising of (i) 14,942,623 Class A ordinary shares, and (ii) 6,409,600 Class B ordinary shares.

Warrant

On April 25, 2023, the Company issued warrants to its underwriter to purchase up to 37,500 Class A ordinary shares. The warrants have an exercise price of US$4.00 per share and may be exercised on a cashless basis. The warrants are exercisable beginning September 27, 2023 and ending March 31, 2028.

Establishment of a new subsidiary

On April 25, 2023, we incorporated Joyed Logistics Service Inc. in State of Georgia as our wholly owned US subsidiary to expend our business in U.S.